Leases - Summary of Future Minimum Rental Payments Under Non concealable Leases (Detail) - MBJA and PACKAL [Member] - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating lease by lessor [Line Items]
Future minimum lease payments	$ 44,294	$ 50,169	$ 51,350
Less Than One Year [member]
Disclosure of operating lease by lessor [Line Items]
Future minimum lease payments	8,692	12,175	13,018
Less Than Two Years [member]
Disclosure of operating lease by lessor [Line Items]
Future minimum lease payments	4,935	6,122	11,227
Less Than Three Years [member]
Disclosure of operating lease by lessor [Line Items]
Future minimum lease payments	4,731	3,577	5,221
Less Than Four Years [member]
Disclosure of operating lease by lessor [Line Items]
Future minimum lease payments	3,506	3,395	2,860
Later than four years and not later than five years [Member]
Disclosure of operating lease by lessor [Line Items]
Future minimum lease payments	3,032	2,723	2,719
More than five years [Member]
Disclosure of operating lease by lessor [Line Items]
Future minimum lease payments	$ 19,398	$ 22,177	$ 16,305